Common Stock (fuboTV Inc. Pre-Merger)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fubo TV Pre-Merger [Member]
Common Stock

8. Common Stock

The Company’s common stock had an authorized number of shares at March 31, 2020 and December 31, 2019 of 22,612,225 shares, and total outstanding shares of 2,162,187 and 2,157,367, respectively. The holders of the Company’s common stock are entitled to one vote per share. The Company had reserved shares of common stock for issuance, on an as-converted basis, as follows:

	March 31,	December 31,
	2020	2019

Convertible preferred stock outstanding, as converted	15,615,645	15,615,645
Options and restricted stock issued and outstanding	2,213,985	2,299,942
Shares available for future stock option grants	351,158	270,019
Total	18,180,788	18,185,606

The Company’s board of directors has from time to time authorized the repurchase of shares of its common stock. There are no commitments to repurchase common stock at March 31, 2020 and December 31, 2019.

8. Common Stock

The Company’s common stock had an authorized number of shares at December 31, 2019 and 2018 of 22,612,225 and 18,000,000 shares, respectively and total outstanding shares of 2,157,367 and 2,076,317, respectively. The holders of the Company’s common stock are entitled to one vote per share. The Company had reserved shares of common stock for issuance, on an as-converted basis, as follows:

	December 31,
	2019	2018
Convertible preferred stock outstanding, as converted	15,615,645	12,087,594
Options and restricted stock issued and outstanding	2,299,942	2,380,989
Shares available for future stock option grants	270,019	270,022

Total	18,185,606	14,738,605

The Company’s board of directors has from time to time authorized the repurchase of shares of its common stock. There are no commitments to repurchase common stock at December 31, 2019 and 2018.